Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,970,185	8,458,048	202,996
Common stock, shares outstanding	11,970,185	8,458,048	202,996
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	6,795,000
Series A Preferred Stock [Member]
Preferred stock, shares issued		1,520,937	1,520,937
Preferred stock, shares outstanding		1,520,937	1,520,937
Series B Preferred Stock [Member]
Preferred stock, shares issued		129,267	129,267
Preferred stock, shares outstanding		129,267	129,267
Series C Preferred Stock [Member]
Preferred stock, shares issued		66,575	66,575
Preferred stock, shares outstanding		66,575	66,575
Series D Preferred Stock [Member]
Preferred stock, shares issued		263,586	263,586
Preferred stock, shares outstanding		263,586	263,586